Goodwill - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2016 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	¥ 1,504,278,000		¥ 1,504,278,000	$ 216,661,000
Goodwill, impairment loss	¥ 0	$ 0	¥ 0